PREPAYMENTS AND OTHER ASSETS - Schedule of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current portion:
Prepayments to suppliers	¥ 269,743	$ 37,993	¥ 194,796
Contract costs	157,011	22,115	133,084
Contract assets, net	543,083	76,492	488,226
VAT prepayments	749,718	105,596	678,847
Interest receivable	1,416	199	21,955
Individual income tax receivable	11,027	1,553	3,742
Others	80,694	11,364	91,372
Total	1,812,692	255,312	1,612,022
Non-current portion:
Prepayments for electronic equipment	860,636	121,218	19,211
Others	10,145	1,429	2,052
Total	¥ 870,781	$ 122,647	¥ 21,263